Income taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)	26.50%	26.50%	26.50%	26.50%